other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
other long-term assets
Pension assets	$ 522	$ 453
Unbilled customer finance receivables	514	545
Derivative assets	224	76
Deferred income taxes	16	35
Costs incurred to obtain or fulfill contracts with customers	110	109
Real estate joint venture advances	114	114
Investment in real estate joint venture	1	1
Investment in associates	95	100
At fair value through net income	22	26
At fair value through other comprehensive income	407	370
Investment in Lifeworks Inc.	212
Prepaid maintenance	65	62
Refundable security deposits and other	126	113
Total	$ 2,428	$ 2,004